Debt - AIGLH Notes and Junior Subordinated Debentures (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total long-term debt	$ 7,927	$ 427
AIGLH junior subordinated debentures | AIGLH junior subordinated debentures
Debt Instrument [Line Items]
Total long-term debt	227	227
AIGLH notes | AIGLH notes
Debt Instrument [Line Items]
Total long-term debt	200	$ 200
AIGLH Junior Subordinated Debt, Due July 2030 | AIGLH notes
Debt Instrument [Line Items]
Total long-term debt	$ 54
Interest rate (as a percent)	8.50%
AIGLH Junior Subordinated Debt, Due March 2046 | AIGLH notes
Debt Instrument [Line Items]
Total long-term debt	$ 142
Interest rate (as a percent)	8.125%
AIGLH Junior Subordinated Debt, Due December 2045 | AIGLH notes
Debt Instrument [Line Items]
Total long-term debt	$ 31
Interest rate (as a percent)	7.57%
Consolidated Entities, Excluding Consolidated Investments | AIGLH notes
Debt Instrument [Line Items]
Total long-term debt	$ 427